Employee Benefit Plans narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jul. 01, 2016	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 2,208	CAD 1,301
TECO Energy Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,180	1,089	CAD 859
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
ABO for defined pension plans	2,489	1,427
Defined Benefit Plan, Fair Value of Plan Assets	2,208	1,300		CAD 1,205
Pension Plan [Member] | TECO Energy Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution Amount	17	9
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 39	CAD 6		CAD 5